Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Brokerage and Investment Management Portfolio	Apr. 29, 2023
Select Brokerage and Investment Management Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(17.53%)
Past 5 years	9.71%
Past 10 years	12.04%
Select Brokerage and Investment Management Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.93%)
Past 5 years	8.68%
Past 10 years	10.99%
Select Brokerage and Investment Management Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.09%)
Past 5 years	7.45%
Past 10 years	9.70%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1502
Average Annual Return:
Past 1 year	(20.75%)
Past 5 years	9.07%
Past 10 years	12.49%